Cash and Cash Equivalents and Marketable Securities - Schedule of Marketable Securities (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Jan. 01, 2018	Dec. 31, 2017
Marketable securities
Total	$ 1,105	$ 1,949
Current	1,053	1,885	$ 1,885
Non-current	52	64	$ 64
Marketable securities [Member]
Marketable securities
Fair value through profit or loss	1,053	1,276
Fair value through other comprehensive income	7	622
Amortised cost	45	51
Brazil [member]
Marketable securities
Total	1,105	1,340
Current	1,053	1,276
Non-current	52	64
Brazil [member] | Marketable securities [Member]
Marketable securities
Fair value through profit or loss	1,053	1,276
Fair value through other comprehensive income	7	13
Amortised cost	$ 45	51
Foreign countries [member]
Marketable securities
Total		609
Current		609
Foreign countries [member] | Marketable securities [Member]
Marketable securities
Fair value through other comprehensive income		$ 609